OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2018
Disclosure of analysis of other comprehensive income by item [abstract]
OTHER COMPREHENSIVE INCOME (LOSS)
OTHER COMPREHENSIVE INCOME (LOSS)
Other comprehensive income (loss) consists of the following:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2018	2017	2018	2017
Items that may be reclassified to net income:
Foreign currency translation
Net unrealized foreign currency translation (losses) gains in respect of foreign operations	$(874)	$301	$(709)	$658
Gains (losses) on hedges of net investments in foreign operations, net of income taxes for the three and six months ended Jun. 30, 2018 of ($9) million and ($5) million, respectively (2017 – ($5) million and ($13) million)(1)	338	(196)	208	(363)
	(536)	105	(501)	295
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income taxes for the three and six months ended Jun. 30, 2018 of ($11) million and ($12) million, respectively (2017 – $3 million and $7 million)	23	11	53	39
	23	11	53	39
Available-for-sale securities
Net change in unrealized gains on available-for-sale securities, net of income taxes	—	—	—	1
	—	—	—	1
Equity accounted investments
Share of unrealized foreign currency translation (losses) gains in respect of foreign operations	(2)	(1)	(1)	2
Gains (losses) on derivatives designated as cash flow hedges	8	1	22	1
	6	—	21	3
Items that will not be reclassified to net income:
Unrealized (losses) on securities - FVTOCI, net of income taxes for the three and six months ended Jun. 30, 2018 of nil and $2 million (2017 - nil and nil)	1	—	(4)	—
Net remeasurement (losses) on defined benefit obligations	2	(2)	2	(2)
Revaluation surplus	2	—	2	—
	5	(2)	—	(2)
Total other comprehensive income (loss)	$(502)	$114	$(427)	$336

(1)	Unrealized gains (losses) on a number of hedges of net investments in foreign operations are with a related party.